Results of operation - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Research and Development expenses
Total research and development expenses	€ 6,605	€ 3,470	€ 12,762	€ 7,065
Research and development expenses
Research and Development expenses
Staff costs	3,386	2,595	7,381	5,090
Consulting and contractors' fees	890	612	1,694	1,304
Q&A regulatory	109	52	145	125
IP costs	112	120	241	222
Depreciation and amortization expense	318	245	631	496
Travel	292	206	572	328
Manufacturing and outsourced development	1,942	892	3,127	2,341
Clinical studies	1,190	2,642	2,567	4,252
Other expenses	292	410	723	657
IT	361	2	682	2
Capitalized costs	(2,287)	(4,306)	(5,001)	(7,752)
Total research and development expenses	€ 6,605	€ 3,470	€ 12,762	€ 7,065